DERIVATIVE LIABILITIES (Details 2) - $ / shares	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Expected Stock Price Volatility	90.01%	83.30%
Risk-Free Annual Interest Rate	0.06%
Expected Life	1 year
Share Price	$ 0.33
Exercise Price	$ 0.40